UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SC-BVI Partners
Address:   747 Third Avenue
           27th Floor
           New York, NY 10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neil H. Koffler
Title:     Vice President of Managing Partner
Phone:     (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler        New York, NY              May 17, 2004
----------------------  ----------------------       -----------
    [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:             81
                                          --------------------

Form 13F Information Table Value Total:             $50,782
                                          --------------------
                                                (thousands)


List of Other Included Managers:

                                                NONE

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                                 SC-BVI PARTNERS
                                    FORM 13F
                       FOR QUARTER ENDED March 31, 2004


                                                                                               ITEM 5:
                                        ITEM 2:                 ITEM 3:       ITEM 4:          Shares or
      ITEM 1:                           Title of                Cusip          Fair           Principal
  Name of Issuer                        Class                   Number       Market Value       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp                         Cvt. Pfd.                00253A408        136,752       33,600 SH
Aames Fin Corp                         Cvt. Sub. Debenture      00253AAE1      2,911,180    3,097,000 PRN
Alloy Inc                              Common                   019855105        307,846       67,510 SH
Ambase Corp                            Common                   023164106         29,954       37,443 SH
Anglogold Inc                          Common                   035128206        342,387        8,100 SH
Arizona Star Resources Corp            Common                   04059G106        990,498      199,870 SH
Auspex System Inc                      Common                   052116100          7,834      200,880 SH
Baycorp Holdings Ltd.                  Common                   72728108         402,836       31,107 SH
Berkeley Tech Inc.                     Sponsored ADR            08437M107        276,120      112,702 SH
Breakwater Resources Ltd               Common                   106902307         66,902      148,500 SH
C1 Energy Ltd                          Common                   12617Y105        527,681      367,580 SH
Canyon Resources Corp.                 Common                   138869300      1,060,589      232,201 SH
Canyon Resources Corp.                 Common                   138869300        170,100       75,000 Warrant
Castle Energy                          Common                   148449309            495           50 SH
Centrex Inc.                           Common                   15640E103          7,830      135,000 SH
Chaus Bernard                          Common                   162510200         50,058       48,600 SH
Chief Consolidated Mining Co.          Common                   168628105         58,519      318,040 SH
Cinar Corp                             Common                   171905300      4,528,080    1,257,800 SH
Claude Resources Inc                   Common                   182873109        735,717      526,500 SH
Coast Dental Services Inc.             Common                   19034H201         20,898        4,860 SH
Computer Horizon Corp                  Common                   205908106      1,068,163      248,410 SH
Consolidated Tomoka Ld Co              Common                   210226106        370,829        9,990 SH
Constellation Copper Corp              Common                   21036T100        199,488      275,000 SH
Constellation Copper Corp              Common                   21036T100          3,610      137,500 Warrant
Criticare System Inc.                  Common                   226901106        164,791       44,180 SH
Crystlex Inc                           Common                   22942F101      1,699,245      553,500 SH
Defiance Mining Corp.                  Common                   244699104        118,395      304,020 SH
Del Glbl Technologies Corp.            Common                   245073101        251,207      124,360 SH
Dynatec Corp                           Common                   267934107        742,150      611,270 SH
Education Lending Group Inc.           Common                   28140A109      3,913,393      247,370 SH
El Paso Corp                           Common                   28336L109        959,850      135,000 SH
Empire Energy Corp.                    Common                   291645208         19,075      152,600 SH
Endocare Inc.                          Common                   26264P104      2,771,226      759,240 SH
Environmental Remediation HL           Common                   29406V100         23,879       54,270 SH
EP Medsystems                          Common                   26881P103         41,850       13,500 SH
ESG Re Ltd.                            Common                  000G312151        175,820      703,280 SH
Freeport Mcmoran Cooper & Gold         Common                   35671D857        527,715       13,500 SH
Gold Field Corp                        Common                   38059T106        532,575       40,500 SH
Harmony Gold Mining Co Ltd.            Common                   413216300        562,424       36,450 SH
Integrated Telecom Exp Inc             Common                   45817U101         65,094      283,016 SH
Intervest Bancshares Corp              Common                   460927106        155,520        8,640 SH
Jacksonville Savings Bank              Common                   46924P100         64,701        3,276 SH
Juina Mining Corp                      Common                   48131Q202         27,000      270,000 SH
Lodgian Inc                            Common                   54021P205        163,955       26,790 SH
M & F Worldwide Corp                   Common                   552541104        320,894       23,440 SH
Mairs Holding Inc                      Common                   560635104      2,312,511      249,193 SH
Manhattan Minerals Corp                Common                   56310P101         34,637      162,000 SH
Masters Energy Inc                     Common                   576415103        207,575      106,604 SH
MDU Communication Int'l Inc            Common                   582828109      4,455,012    1,485,004 SH
Merita Savings Bank                    Common                   590007100        298,238       79,530 SH
Microtune Inc.                         Common                   59514P109        248,751       99,900 SH
MK Gold Corp                           Common                   55305P100         85,050       27,000 SH
MM Companies                           Common                   55310J107        114,256       75,666 SH

Molex Inc                              Common - Class A         608554200      1,962,347       75,330 SH
Mutual Risk Mgmt Ltd.                  Common                   628351108         59,085    1,688,156 SH
NCRIC Group Inc                        Common                  628806P103        810,869       83,681 SH
Nevsun Resources Ltd                   Common                   64156L101        732,109      180,900 SH
New Valley Corp                        Common                   649080504        116,910       27,000 SH
Next Inc.                              Common                   65336T104        162,180      106,000 SH
Pacific North West Capital Corp        Common                   694916107         97,480      179,550 SH
Pacific North West Capital Corp        Common                   694916107          1,795       89,775 Warrant
Penn Treaty American Corp              Common                   707874103            235          110 SH
Probe Resources Ltd.                   Common                   71654V408        452,250       13,500 SH
Read Rite Corp                         Common                   755246105         17,113      855,630 SH
Rio Alto Resources                     Common                   766893101      1,819,536    2,166,240 SH
Scpie Holding Inc                      Common                   78402P104      2,655,127      323,796 SH
Sierra Pacific Resources               Common                   826428104      3,396,674      459,010 SH
Silk Road Resources                    Common                   827101106         77,190       86,400 SH
Silk Road Resources                    Common                   827101106          5,531       43,200 Warrant
Simon Worldwide Inc.                   Common                   828815100         48,600      162,000 SH
St. Andrew Goldfields Ltd              Common                   787188408        213,386    1,350,000 SH
St. Andrew Goldfields Ltd              Common                   787188408         12,989      675,000 Warrant
Stone & Webster                        Common                   861572105         13,038       65,190 SH
Tahera Corp                            Common                   873786107        135,602      563,760 SH
Tahera Corp                            Common                   873786107          7,353       69,660 Warrant
Tengasco Inc                           Common                   88033R205        731,893    1,493,660 SH
Touch America Holdings                 Common                   891539108         11,584    1,053,063 SH
TXU Europe Capital                     Preferred                87316S203        523,611       94,857 SH
Unifi Inc.                             Common                   904677101        657,855      148,500 SH
Venturi Partners Inc.                  Common                   92330P102        581,253       51,223 SH
Windmill & Co Inc                      Common                   974259103        147,604       30,815 SH
                                                                              50,782,351


                             ** TABLE CONTINUED **


                                                           ITEM 6:                                         ITEM 8:
                                                   INVESTMENT DISCRETION                            VOTING AUTHORITY SHARES
                                                      (b) Shares                 ITEM 7:
      ITEM 1:                                         as Defined   (c) Shared    Managers
  Name of Issuer                          (a) Sole    in Instr. V      Other     See Instr. V   (a) Sole  (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp                               33,600      --           --           --            33,600      --           --
Aames Fin Corp                            3,097,000      --           --           --         3,097,000      --           --
Alloy Inc                                    67,510      --           --           --            67,510      --           --
Ambase Corp                                  37,443      --           --           --            37,443      --           --
Anglogold Inc                                 8,100      --           --           --             8,100      --           --
Arizona Star Resources Corp                 199,870      --           --           --           199,870      --           --
Auspex System Inc                           200,880      --           --           --           200,880      --           --
Baycorp Holdings Ltd.                        31,107      --           --           --            31,107      --           --
Berkeley Tech Inc.                          112,702      --           --           --           112,702      --           --
Breakwater Resources Ltd                    148,500      --           --           --           148,500      --           --
C1 Energy Ltd                               367,580      --           --           --           367,580      --           --
Canyon Resources Corp.                      232,201      --           --           --           232,201      --           --
Canyon Resources Corp.                       75,000      --           --           --            75,000      --           --
Castle Energy                                    50      --           --           --                50      --           --
Centrex Inc.                                135,000      --           --           --           135,000      --           --
Chaus Bernard                                48,600      --           --           --            48,600      --           --
Chief Consolidated Mining Co.               318,040      --           --           --           318,040      --           --
Cinar Corp                                1,257,800      --           --           --         1,257,800      --           --
Claude Resources Inc                        526,500      --           --           --           526,500      --           --
Coast Dental Services Inc.                    4,860      --           --           --             4,860      --           --
Computer Horizon Corp                       248,410      --           --           --           248,410      --           --
Consolidated Tomoka Ld Co                     9,990      --           --           --             9,990      --           --
Constellation Copper Corp                   275,000      --           --           --           275,000      --           --
Constellation Copper Corp                   137,500      --           --           --           137,500      --           --
Criticare System Inc.                        44,180      --           --           --            44,180      --           --
Crystlex Inc                                553,500      --           --           --           553,500      --           --
Defiance Mining Corp.                       304,020      --           --           --           304,020      --           --
Del Glbl Technologies Corp.                 124,360      --           --           --           124,360      --           --
Dynatec Corp                                611,270      --           --           --           611,270      --           --
Education Lending Group Inc.                247,370      --           --           --           247,370      --           --
El Paso Corp                                135,000      --           --           --           135,000      --           --
Empire Energy Corp.                         152,600      --           --           --           152,600      --           --
Endocare Inc.                               759,240      --           --           --           759,240      --           --
Environmental Remediation HL                 54,270      --           --           --            54,270      --           --
EP Medsystems                                13,500      --           --           --            13,500      --           --
ESG Re Ltd.                                 703,280      --           --           --           703,280      --           --
Freeport Mcmoran Cooper & Gold               13,500      --           --           --            13,500      --           --
Gold Field Corp                              40,500      --           --           --            40,500      --           --
Harmony Gold Mining Co Ltd.                  36,450      --           --           --            36,450      --           --
Integrated Telecom Exp Inc                  283,016      --           --           --           283,016      --           --
Intervest Bancshares Corp                     8,640      --           --           --             8,640      --           --
Jacksonville Savings Bank                     3,276      --           --           --             3,276      --           --
Juina Mining Corp                           270,000      --           --           --           270,000      --           --
Lodgian Inc                                  26,790      --           --           --            26,790      --           --
M & F Worldwide Corp                         23,440      --           --           --            23,440      --           --
Mairs Holding Inc                           249,193      --           --           --           249,193      --           --
Manhattan Minerals Corp                     162,000      --           --           --           162,000      --           --
Masters Energy Inc                          106,604      --           --           --           106,604      --           --
MDU Communication Int'l Inc               1,485,004      --           --           --         1,485,004      --           --
Merita Savings Bank                          79,530      --           --           --            79,530      --           --
Microtune Inc.                               99,900      --           --           --            99,900      --           --
MK Gold Corp                                 27,000      --           --           --            27,000      --           --
MM Companies                                 75,666      --           --           --            75,666      --           --

Molex Inc                                    75,330      --           --           --            75,330      --           --
Mutual Risk Mgmt Ltd.                     1,688,156      --           --           --         1,688,156      --           --
NCRIC Group Inc                              83,681      --           --           --            83,681      --           --
Nevsun Resources Ltd                        180,900      --           --           --           180,900      --           --
New Valley Corp                              27,000      --           --           --            27,000      --           --
Next Inc.                                   106,000      --           --           --           106,000      --           --
Pacific North West Capital Corp             179,550      --           --           --           179,550      --           --
Pacific North West Capital Corp              89,775      --           --           --            89,775      --           --
Penn Treaty American Corp                       110      --           --           --               110      --           --
Probe Resources Ltd.                         13,500      --           --           --            13,500      --           --
Read Rite Corp                              855,630      --           --           --           855,630      --           --
Rio Alto Resources                        2,166,240      --           --           --         2,166,240      --           --
Scpie Holding Inc                           323,796      --           --           --           323,796      --           --
Sierra Pacific Resources                    459,010      --           --           --           459,010      --           --
Silk Road Resources                          86,400      --           --           --            86,400      --           --
Silk Road Resources                          43,200      --           --           --            43,200      --           --
Simon Worldwide Inc.                        162,000      --           --           --           162,000      --           --
St. Andrew Goldfields Ltd                 1,350,000      --           --           --         1,350,000      --           --
St. Andrew Goldfields Ltd                   675,000      --           --           --           675,000      --           --
Stone & Webster                              65,190      --           --           --            65,190      --           --
Tahera Corp                                 563,760      --           --           --           563,760      --           --
Tahera Corp                                  69,660      --           --           --            69,660      --           --
Tengasco Inc                              1,493,660      --           --           --         1,493,660      --           --
Touch America Holdings                    1,053,063      --           --           --         1,053,063      --           --
TXU Europe Capital                           94,857      --           --           --            94,857      --           --
Unifi Inc.                                  148,500      --           --           --           148,500      --           --
Venturi Partners Inc.                        51,223      --           --           --            51,223      --           --
Windmill & Co Inc                            30,815      --           --           --            30,815      --           --


                              ** TABLE COMPLETE **